Offerings - Offering: 1	Sep. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	18,400,000
Proposed Maximum Offering Price per Unit	25.66
Maximum Aggregate Offering Price	$ 472,144,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 72,285.25
Offering Note	The securities are being registered solely in connection with the resale of shares of common stock by the selling shareholder named in the registration statement to which this exhibit relates (the “Selling Shareholder”). Represents an aggregate of 18,400,000 shares of common stock registered for resale by the Selling Shareholder, and includes 2,400,000 shares of common stock that the underwriters have the option to purchase.

Pursuant to Rule 457(c), the proposed maximum offering price per share of common stock registered hereunder is based on the average of the high and low prices of the common stock as reported on The Nasdaq Global Select Market on August 27, 2025, which was $25.66.